Share capital - Disclosure of warrants issued (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of warrants issued [Abstract]
Equity, opening balance	$ 35,950	$ 19,963
Warrants exercised	232	1,905
Expiry of warrants		0
Equity, closing balance	$ 165,743	$ 35,950
Warrants
Reconciliation of number of warrants issued [Abstract]
Number of warrants issued, opening balance	1,257	1,368
Warrants exercised	85	1,001
Issued pursuant to June 22, 2016 private placement		6,388
Warrants expired		(160)
Number of warrants issued, closing balance	1,172	1,257
Reconciliation of warrants issued [Abstract]
Equity, opening balance	$ 971	$ 1,297
Warrants exercised	(65)	(947)
Expiry of warrants		(148)
Equity, closing balance	$ 906	$ 971
June 22, 2016 Private Placement Offering | Warrants
Reconciliation of number of warrants issued [Abstract]
Issued pursuant to June 22, 2016 private placement		1,050
Reconciliation of warrants issued [Abstract]
Issued pursuant to June 22, 2016 private placement		$ 769